DISCONTINUED OPERATIONS: - Reconciling cash flow information for discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income from discontinued operations		$ 36,480	$ 51,244
Adjustments to reconcile net income to net cash provided by operating activities:
Assets impairment charges		1,129
Share-based compensation expenses		2,168	2,507
Changes in operating assets and liabilities:
Net cash provided by operating activities	$ (5,168)	52,771	51,595
Cash flows from investing activities:
Net cash used in investing activities		(5,082)	(4,596)
Cash flows from financing activities:
Net cash used in financing activities			(2,000)
Desktop business | Spin-off
Cash flows from operating activities:
Net income from discontinued operations		36,480	51,244
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		4,471	4,087
Assets impairment charges		1,129
Share-based compensation expenses		2,168	2,507
Deferred income taxes, net		80	(617)
Share in affiliated company		1,099	594
Changes in operating assets and liabilities:
Accounts receivable		13,474	(7,617)
Other current assets		(6)	(11)
Accounts payable		(2,331)	3,047
Other current liabilities		(3,471)	(1,729)
Other long-term liabilities		(322)	90
Net cash provided by operating activities		52,771	51,595
Cash flows from investing activities:
Purchase of property and equipment		(71)	(108)
Capitalized software development costs		(5,011)	(4,488)
Net cash used in investing activities		(5,082)	(4,596)
Cash flows from financing activities:
Transactions with non-controlling interest holders			(2,000)
Net cash used in financing activities			(2,000)
Cash provided by discontinued operations		$ 47,689	$ 44,999